SHORT-TERM BORROWING	6 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWING

9.	SHORT-TERM BORROWING

In November 2024, Julong Online entered into a rolling loan facility agreement with Industrial and Commercial Bank of China with borrowing credit of RMB10,000,000, bearing interest rate of 3.1% per annum with a maturity date in November 2025.